Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Student base	104,854	140,409
Trademark	172,400	216,100
Relationship with partnership school	5,300	5,300
Franchise agreement	4,400	4,400
Total	286,954	366,209
Less: Accumulated amortization	(67,976)	(101,669)
	218,978	264,540